Annual Operating Expenses - FidelityGlobalHighIncomeFundFidelityHighIncomeFund-AMCIZComboPRO - FidelityGlobalHighIncomeFundFidelityHighIncomeFund-AMCIZComboPRO - Fidelity High Income Fund	Nov. 08, 2023
Fidelity Advisor High Income Fund - Class M
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.23%
Acquired fund fees and expenses	0.14%	[1]
Total annual operating expenses	1.17%	[1]
Fidelity Advisor High Income Fund - Class C
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.24%
Acquired fund fees and expenses	0.14%	[1]
Total annual operating expenses	1.93%	[1]
Fidelity Advisor High Income Fund - Class I
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.30%
Acquired fund fees and expenses	0.14%	[1]
Total annual operating expenses	0.99%	[1]
Fidelity Advisor High Income Fund - Class Z
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.11%
Acquired fund fees and expenses	0.14%	[1]
Total annual operating expenses	0.80%	[1]
Fidelity Advisor High Income Fund - Class A
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.22%
Acquired fund fees and expenses	0.14%	[1]
Total annual operating expenses	1.16%	[1]

[1]	AIncludes interest expense of certain underlying Fidelity® funds. Excluding interest expense of the applicable underlying Fidelity funds, Total annual operating expenses are 1.02%, 1.03%, 1.80%, 0.85% and 0.67% for Class A, Class M, Class C, Class I and Class Z, respectively.